CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 533	$ 471	$ 1,720
Other comprehensive income (loss), net of tax
Foreign currency translation	(102)	93	(143)
Defined benefit and post retirement plans	81	(163)	33
Unrealized loss on marketable securities and derivative instruments	0	0	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	0	0	(11)
Total other comprehensive loss, net of tax	(21)	(70)	(125)
Comprehensive income	512	401	1,595
Less: comprehensive loss attributable to noncontrolling interests	(3)	(1)	(10)
Comprehensive income attributable to Tyco common shareholders	$ 515	$ 402	$ 1,605